Long-Term Debt Long Term Debt (Senior Notes) (Details) - Senior Notes [Member] - USD ($)	Apr. 07, 2016	Jul. 20, 2015	Apr. 01, 2015	Dec. 31, 2016
6.250% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt face amount	$ 800,000,000
Stated interest rate	6.25%			6.25%
Proceeds from issuance of long-term debt	$ 789,000,000
5.500% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt face amount		$ 600,000,000.0
Stated interest rate		5.50%		5.50%
Proceeds from issuance of long-term debt		$ 593,000,000
Liquidated damages in the form of additional interest		$ 300,000
6.375% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt face amount			$ 800,000,000.0
Stated interest rate			6.375%	6.375%
Proceeds from issuance of long-term debt			$ 787,000,000
Liquidated damages in the form of additional interest			$ 2,000,000